Note 1 - Summary of Significant Accounting Policies (Details Textual)	3 Months Ended								12 Months Ended
	Mar. 31, 2021 USD ($) T	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2021 USD ($) T	Mar. 31, 2020 USD ($)
Accounts Receivable, Allowance for Credit Loss, Ending Balance	$ 17,834				$ 67,417				$ 17,834	$ 67,417
Inventory Write-down				$ 274,093				$ 955,605	274,093	955,605
Impairment of Long-Lived Assets Held-for-use										4,338,419
Interest Paid, Including Capitalized Interest, Operating and Investing Activities, Total									8,000	5,000
Income Taxes Paid, Net, Total									10,000	261,000
Right-of-Use Asset Obtained in Exchange for Finance Lease Liability										518,616
Scrapping of Old Assets No Longer Used in Operations										4,721,500
Unrecognized Tax Benefits, Ending Balance	$ 0				0				$ 0	0
Inventory, Material Weight (US Ton) | T	22,500								22,500
Revenue from Contract with Customer, Including Assessed Tax	$ 49,214,204	$ 28,502,049	$ 24,861,680	$ 23,524,600	32,980,607	$ 28,150,817	$ 39,995,580	$ 40,975,320	$ 126,102,533	$ 142,102,324
Trinity Industries, Inc. [Member] | Customer Concentration Risk [Member] | Revenue, Product and Service Benchmark [Member]
Concentration Risk, Percentage										18.00%
Mill Reject Pipe [Member]
Revenue from Contract with Customer, Including Assessed Tax									1,775,000	$ 1,471,000
Transfer of Ownership of Life Insurance Policy to Retired Officer [Member]
Other Significant Noncash Transaction, Value of Consideration Given										121,000
Decatur Facility Equipment Project [Member]
Capital Expenditures Incurred but Not yet Paid									394,955
Life Insurance Policies Transfer [Member]
Liability, Other Retirement Benefits	$ 108,609				$ 99,864				$ 108,609	$ 99,864